Trade and other payables (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Current liabilities
Trade payables	$ 1,774	$ 1,720		$ 2,285
Value added and payroll taxes and social security	323	204		243
Rebates, chargebacks, returns and other revenue accruals	4,410	4,043		3,264
Clinical trial accruals	736	993		922
Other accruals	4,026	3,951		3,324
Collaboration revenue contract liabilities	28	92
Contingent consideration	897	867		555
Other payables	1,793	971		1,048
Total	13,987	12,841		11,641
Contract liabilities within rebates, chargebacks, returns and other accruals	97	126	$ 138
Non-current liabilities
Accruals	34	7		143
Collaboration revenue contract liabilities	50	78
Contingent consideration	3,242	4,239		4,979
Other payables	819	608		895
Total	6,291	6,770		7,840
Trade payables
Trade payables, supply chain financing programme	492	166		64
Acerta Pharma
Non-current liabilities
Other payables	2,146	1,838		1,823
US
Current liabilities
Provision for contract with customer liability	3,383	3,266		2,826
Daiichi Sankyo
Current liabilities
Other payables	795	0		0
Non-current liabilities
Other payables	241	$ 0		$ 0
Contract Revenue
Current liabilities
Contract liabilities	123
Other Revenue
Current liabilities
Contract liabilities	95
Collaboration Revenue
Current liabilities
Contract liabilities	$ 28